Bank and Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Bank and Other Borrowings [Abstract]
Schedule of Bank and Other Borrowings	Bank and other borrowings were as follows as of the respective balance sheet dates:
		As of December 31,
		2022	2023
		$	$
Short-term bank and other borrowings	(i)	-	424
Total borrowings		-	424